Derivative Instruments and Hedging Activities (Summary of Derivatives Additional Information Including Notional Amounts) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 701,880	¥ 1,105,393
Fair value	(304)	7,071
Currency option contracts purchased
Derivative [Line Items]
Notional amount	53,846	206
Fair value	179	1
Currency option contracts written
Derivative [Line Items]
Notional amount	58,825	156
Fair value	(35)	(1)
Currency swap agreements
Derivative [Line Items]
Notional amount	959,777	1,230,254
Fair value	(5,564)	4,613
Other currency contracts
Derivative [Line Items]
Notional amount	68,513	84,623
Fair value	2,084	3,502
Interest rate swap agreements
Derivative [Line Items]
Notional amount	339,934	398,291
Fair value	(11,346)	(12,171)
Interest rate swaption agreements
Derivative [Line Items]
Notional amount	5,300
Fair value	(18)
Equity future contracts
Derivative [Line Items]
Notional amount	58,725	106,876
Fair value	308	¥ 787
Equity swap agreements
Derivative [Line Items]
Notional amount	63,107
Fair value	¥ (7,640)